UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund:   BlackRock EuroFund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.9%
KBC Groep NV	127,109	$8,038,624
Denmark — 3.0%
Novo Nordisk A/S, Class B	237,949	12,840,813
Finland — 0.3%
Nokian Renkaat OYJ	43,307	1,401,914
France — 15.2%
AXA SA	338,255	8,212,473
Bouygues SA	90,682	3,218,199
Cap Gemini SA	79,496	7,099,213
Compagnie de Saint-Gobain	28,470	1,235,608
Groupe Eurotunnel SA, Registered Shares	78,356	1,067,559
L’Oreal SA	46,287	8,045,327
LVMH Moet Hennessy Louis Vuitton SA	62,856	10,700,786
Pernod Ricard SA	57,996	5,855,753
Renault SA	87,784	6,333,852
Societe Television Francaise 1	305,765	4,300,113
Unibail-Rodamco SE	32,393	8,395,735

		64,464,618
Germany — 10.3%
Bayer AG, Registered Shares	120,805	15,499,077
Deutsche Telekom AG, Registered Shares	590,430	10,510,544
Fresenius SE & Co. KGaA	68,313	4,585,700
SAP SE	124,748	8,081,634
TUI AG	268,523	4,961,393

		43,638,348
Ireland — 5.9%
Bank of Ireland (a)	16,615,959	6,496,699
CRH PLC	237,353	6,265,148
Ryanair Holdings PLC - ADR	77,894	6,099,100
Shire PLC	87,149	5,957,675

		24,818,622
Italy — 5.7%
Atlantia SpA	383,349	10,723,300
Intesa Sanpaolo SpA	2,930,031	10,350,914
Luxottica Group SpA	30,906	2,141,926
UniCredit SpA	116,666	727,318

		23,943,458
Netherlands — 14.0%
ASML Holding NV	70,973	6,238,729
Heineken NV	89,540	7,249,928
ING Groep NV CVA	755,608	10,680,598
Koninklijke KPN NV	2,612,569	9,798,201
RELX NV	343,191	5,606,702

Common Stocks	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC, Class B	821,288	$19,419,554

		58,993,712
Spain — 0.5%
Inditex SA	66,869	2,242,215
Sweden — 6.5%
Assa Abloy AB	432,835	7,763,232
Electrolux AB, Class B	235,153	6,644,674
Hexagon AB, Class B	148,375	4,533,085
Lundin Petroleum AB (a)	311,087	4,014,870
Nordea Bank AB	413,063	4,608,340

		27,564,201
Switzerland — 6.0%
Novartis AG, Registered Shares	184,243	16,934,113
Zurich Insurance Group AG (a)	34,052	8,359,977

		25,294,090
United Kingdom — 30.0%
Associated British Foods PLC	143,005	7,237,361
Barclays PLC	2,400,490	8,883,699
BG Group PLC	328,131	4,733,579
BHP Billiton PLC	625,139	9,515,627
BT Group PLC	1,786,420	11,369,740
Carnival PLC	89,380	4,624,210
Hargreaves Lansdown PLC	279,714	5,115,499
Imperial Tobacco Group PLC	233,416	12,067,316
Lloyds Banking Group PLC	9,729,417	11,076,557
London Stock Exchange Group PLC	212,825	7,800,936
Merlin Entertainments PLC (b)	852,580	4,803,936
Prudential PLC	542,421	11,443,196
SABMiller PLC	181,371	10,270,636
Tesco PLC	1,558,224	4,328,111
Vodafone Group PLC	4,344,345	13,702,423

		126,972,826
Total Long-Term Investments (Cost — $418,710,622) — 99.3%		420,213,441
Total Investments (Cost — $418,710,622*) — 99.3%		420,213,441
Other Assets Less Liabilities — 0.7%		2,788,508

Net Assets — 100.0%		$423,001,949

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$421,568,349

Gross unrealized appreciation		$33,576,350
Gross unrealized depreciation		(34,931,258)

Net unrealized depreciation		$(1,354,908)

BLACKROCK EUROFUND	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock EuroFund

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,077,341	(2,077,341)	—	$212

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK EUROFUND	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock EuroFund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$8,038,624	—	$8,038,624
Denmark	—	12,840,813	—	12,840,813
Finland	—	1,401,914	—	1,401,914
France	—	64,464,618	—	64,464,618
Germany	—	43,638,348	—	43,638,348
Ireland	$6,099,100	18,719,522	—	24,818,622
Italy	—	23,943,458	—	23,943,458
Netherlands	10,680,598	48,313,114	—	58,993,712
Spain	—	2,242,215	—	2,242,215
Sweden	—	27,564,201	—	27,564,201
Switzerland	—	25,294,090	—	25,294,090
United Kingdom	—	126,972,826	—	126,972,826

Total	$16,779,698	$403,433,743	—	$420,213,441

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(11,288,721)	—	$(11,288,721)
Foreign currency overdraft	—	(391)	—	(391)

Total	—	$(11,289,112)	—	$(11,289,112)

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2
Assets:
Investments:
Common Stocks:
France	—	$(5,912,261)	$5,912,261	—
Netherlands	$13,758,590	—	—	$(13,758,590)

Total	$13,758,590	$(5,912,261)	$5,912,261	$(13,758,590)

BLACKROCK EUROFUND	SEPTEMBER 30, 2015	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 23, 2015